Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Current
Accrued compensation to employees	$ 385	$ 290
Accrued expenses	376	399
Withholding taxes and others	190	189
Retention money	20	34
Liabilities of controlled trusts	21	22
Liability towards contingent consideration (Refer note 2.9)	6	7
Deferred rent	4
Others	34	13
Other current liabilities	1,036	954
Non-current
Liability towards contingent consideration (Refer note 2.9)	2	6
Accrued compensation to employees		5
Accrued gratuity (Refer note 2.12.1) (1)	4
Deferred income - government grant on land use rights	7	6
Deferred income	5	7
Deferred rent	24
Other non-current liabilities	42	24
Other liabilities	1,078	978
Financial liabilities included in other liabilities	844	776
Contingent consideration on undiscounted basis	$ 8	$ 14